Trade And Unbilled Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable, Net [Abstract]
Schedule Of Trade And Unbilled Receivables, Net

	December 31,
	2014	2013
Receivables (1)	$574,090	$572,398
Unbilled receivables	362,112	257,964
Less – allowance for doubtful accounts	(7,445)	(7,117)
	$928,757	$823,245

(1) Includes receivables due from affiliated companies	$80,290	$55,301